Goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance, beginning of year	$ 12,530,000,000	$ 11,644,000,000
Acquisition of distribution systems by FortisAlberta	1,000,000	0
Foreign currency translation impacts	(527,000,000)	886,000,000
Balance, end of year	12,004,000,000	12,530,000,000
Goodwill impairment loss	$ 0	$ 0